GOF P12 10/16

SUPPLEMENT DATED OCTOBER 21, 2016

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Franklin LifeSmartTM Retirement Income Fund

(formerly, Franklin LifeSmartTM 2015 Retirement Target Fund)

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin LifeSmartTM 2055 Retirement Target Fund

(together, the Funds)

Franklin Tax-Free Trust

Franklin Federal Intermediate Tax-Free Fund

The Prospectuses are amended as follows:

I. For each Fund (excluding the Franklin Federal Intermediate Term Tax-Free Fund), the following is added to the “Fund Details – Information about the Underlying Franklin Templeton Funds – Underlying Equity Funds” section:

Franklin Liberty U.S. Low Volatility ETF  The fund invests at least 80% of its net assets in U.S. investments.  The fund invests primarily in equity securities (principally common stocks) of U.S. companies.  The fund seeks capital appreciation while providing a lower level of volatility than the broader equity market as measured by the Russell 1000 Index.

II. For the Franklin Federal Intermediate Tax-Free Fund, the following information under “FUND SUMMARY – Portfolio Managers” section on page 8 is revised as follows:

Portfolio Managers

John Bonelli   Portfolio Manager of Advisers and portfolio manager of the Fund since July 2016.

III.  For each Fund (excluding the Franklin Federal Intermediate Term Tax-Free Fund), the following is added to the “Fund Details – Information about the Underlying Franklin Templeton Funds – Underlying Fixed-Income Funds” section:

Franklin Liberty Investment Grade Corporate ETF  Under normal market conditions, the fund invests at least 80% of its net assets in investment grade corporate debt securities and investments.  The fund invests primarily in U.S. dollar denominated corporate debt securities issued by U.S. and foreign companies.

IV. For the Franklin Federal Intermediate Tax-Free Fund, the following information under “FUND DETAILS – Portfolio Managers” section on page 62 is revised as follows:

John Bonelli   Portfolio Manager of Advisers

Mr. Bonelli has been an analyst or portfolio manager of the Federal Intermediate-Term Fund since July 2016. He joined Franklin Templeton Investments in 2010.

Please keep this supplement with your Prospectus for future reference.